SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,099,404	$ 2,121,374
Income tax expense	(17,578)	(34,401)
Interest expense	(17,182)	(17,948)
Equity Method Investment, Realized Gain (Loss) on Disposal	6,900
Depreciation	(24,813)	(21,848)
Amortization of intangible assets	(1,731)	(2,273)
Mark to market (losses) gains	(5,916)	2,870
Gain on asset sales	2,441	(31)
Gain (Loss) on Disposition of Business	361	73,950
Impairment of goodwill	0	(36,684)
Other items	(94)	1,800
Income from continuing operations	44,129	71,487
Income (loss) from discontinued operations, net of income taxes	30	(6,051)
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest	44,159	65,436
Net income	44,159	65,436
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(1,167)	(567)
Interest expense	(791)	(950)
Equity Method Investment, Realized Gain (Loss) on Disposal	7,683
Depreciation	(1,667)	(1,980)
Amortization of intangible assets	(226)	(553)
Other items	(13)	3
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	63,331	69,435
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	27,660	25,959
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	13,831	14,705
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,133,645	2,154,709
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	878,145	824,229
Other items	(834,900)	(754,800)
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	892,087	853,598
Other items	(860,900)	(827,600)
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	363,413	476,882
Other items	(350,500)	(462,200)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (34,241)	$ (33,335)